Deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities presented on a gross basis prior to any offsetting [Abstract]
Deferred tax assets	₩ 518,337	₩ 483,517
Deferred tax liabilities	₩ (751,686)	₩ (78,572)